INCOME TAXES	12 Months Ended
Jun. 30, 2017
Income Tax Disclosure [Abstract]
INCOME TAXES

19.	INCOME TAXES

The provision for income taxes consists of:

	2017	2016	2015
	(Dollars in Thousands)
Currently payable:
Federal	$801	$659	$551
State	105	137	98

	906	796	649
Deferred	(58)	3	9

Total	$848	$799	$658

In addition to income taxes applicable to income before taxes in the Consolidated Statement of Income, the following income tax amounts were recorded to stockholders’ equity during the years ended June 30:

	2017	2016	2015

	(Dollars in Thousands)
Net unrealized (gain) loss on securities available for sale	$17	$58	$85
Net non-credit (gain) loss on securities with OTTI	(44)	(56)	(64)

Net gain (loss) recorded to stockholders’ equity	$(27)	$2	$21

The following temporary differences gave rise to the net deferred tax assets at June 30:

	2017	2016
	(Dollars in Thousands)
Deferred tax assets:
Allowance for loan losses	$147	$126
Deferred compensation	80	63
Retirement Plan	148	128
Reserve for uncollected interest	2	3
Reserve for off-balance sheet commitments	13	16
OTTI other impairment	120	164
OTTI credit impairment	65	102
Other	90	63

Total gross deferred tax assets	665	665

Deferred tax liabilities:
Net unrealized gain on securities available for sale	24	41
Deferred origination fees, net	193	185
Depreciation reserve	11	31
Other	—	2

Total gross deferred tax liabilities	228	259

Net deferred tax assets	$437	$406

No valuation allowance was established at June 30, 2017 and 2016, in view of the Company’s ability to carryback to taxes paid in previous years, future anticipated taxable income, which is evidenced by the Company’s earnings potential, and deferred tax liabilities at June 30, 2017 and 2016.

The Company and its subsidiary file a consolidated federal income tax return. Prior to 1996, the Savings Bank was permitted under the Internal Revenue Code to establish a tax reserve for bad debts, and to make annual additions within specified limitations which may have been deducted in arriving at its taxable income. Subsequent to 1995, the Savings Bank’s bad debt deduction may be computed using an amount based on its actual loss experience (the “experience method”).

U.S. generally accepted accounting principles prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Benefits from tax positions should be recognized in the financial statements only when it is more likely than not that the tax position will be sustained upon examination by the appropriate taxing authority that would have full knowledge of all relevant information. A tax position that meets the more-likely-than-not recognition threshold is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement. Tax positions that previously failed to meet the more-likely-than-not recognition threshold should be recognized in the first subsequent financial reporting period in which that threshold is met. Previously recognized tax positions that no longer meet the more-likely-than-not recognition threshold should be derecognized in the first subsequent financial reporting period in which that threshold is no longer met.

There is currently no liability for uncertain tax positions and no known unrecognized tax benefits. The Company recognizes, when applicable, interest and penalties related to unrecognized tax benefits in the provision for income taxes in the Consolidated Statement of Income. With few exceptions, the Company is no longer subject to U.S. federal income tax examinations by tax authorities for years before 2014.

The following is a reconciliation between the actual provision for income taxes and the amount of income taxes which would have been provided at federal statutory rates for the years ended June 30:

	2017		2016		2015
		% of		% of		% of
		Pretax		Pretax		Pretax
	Amount	Income	Amount	Income	Amount	Income

	(Dollars in Thousands)
Provision at statutory rate	$845	34.0%	$ 722	34.0%	$682	34.0%
State income tax, net of federal tax benefit	69	2.8	90	4.2	65	3.2
Tax exempt income	(5)	(0.2)	(3)	—	—	—
Bank Owned Life Insurance	(45)	(1.8)	(46)	(0.1)	(48)	(2.4)
Other, net	(16)	(0.7)	36	1.7	(41)	(2.0)

Actual tax expense and effective rate	$848	34.1%	$ 799	37.6%	$658	32.8%

The Savings Bank is subject to the Pennsylvania Mutual Thrift Institutions Tax, which is calculated at 11.5 percent of earnings.

Prior to the enactment of the Small Business Job Protection Act, the Company accumulated approximately $3.9 million of retained earnings, which represent allocations of income to bad debt deductions for tax purposes only. Since there is no amount that represents the accumulated bad debt reserves subsequent to 1987, no provision for federal income tax has been made for such amount. If any portion of this amount is used other than to absorb loan losses (which is not anticipated), the amount will be subject to federal income tax at the current corporate rate.